Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

Note 2 – Securities

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

(Dollars in thousands)

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535

Total	$110,874	$3,733	$(331)	$114,276

(Dollars in thousands)	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Government and federal agency	$28,737	$382	$(53)	$29,066
State and municipal	47,067	926	(373)	47,620
Mortgage-backed	7,307	298	(6)	7,599
Corporate	2,854	36	(7)	2,883
FDIC-guaranteed financial institution debt	2,020	33	—	2,053
Equity securities	1,752	9	(162)	1,599

Total	$89,737	$1,684	$(601)	$90,820

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2011	2010	2009

Proceeds from sales of securities	$3,310	$6,059	$8,171
Gross realized gains	133	540	414
Gross realized losses	4	3	12
Loss on other than temporary impairment	—	94	47

Contractual maturities of securities available for sale at December 31, 2011 were as follows:

(Dollars in thousands)

Fair Value
Due within one year	$22,840
Due after one year through five years	56,661
Due after five years through ten years	22,872
Due after ten years	588

Total debt securities	102,961
Mortgage-backed securities, not due at a specific date	9,780
Equity securities	1,535

Total	$114,276

Various securities were pledged as collateral for securities sold under agreements to repurchase. The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2011	2010

Securities pledged for securities sold under agreements to repurchase	$27,421	$27,509

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)

	2011

	Less than 12 months		More than 12 months		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and municipal	$2,938	$ (28)	$1,245	$ (61)	$4,183	$ (89)
Mortgage-backed	2,045	(7)	–	–	2,045	(7)
Corporate	1,023	(3)	–	–	1,023	(3)
Equity securities	–	–	768	(232)	768	(232)

Total temporarily impaired	$6,006	$ (38)	$2,013	$ (293)	$8,019	$ (331)

(Dollars in thousands)	2010

	Less than 12 months		More than 12 months		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Government and federal agency	$4,663	$(53)	$–	$–	$4,663	$(53)
State and municipal	11,341	(297)	1,460	(76)	12,801	(373)
Mortgage-backed	938	(6)	–	–	938	(6)
Corporate	540	(7)	–	–	540	(7)
Equity securities	–	–	838	(162)	838	(162)

Total temporarily impaired	$17,482	$(363)	$2,298	$(238)	$19,780	$(601)

One municipal security with a fair value of $306,000 was considered to be other than temporarily impaired as of December 31, 2011. The issuer of the security defaulted upon its maturity of September 1, 2009. Impairment losses of $47,000 in 2009 and $94,000 in 2010 had been recorded due to uncertainty as to when principal repayment would be received. Settlement was reached with the security's issuer in December 2011 and ChoiceOne anticipates it will receive the remaining carrying value of its security in the first quarter of 2012. In the case of the remaining state and municipal securities, ChoiceOne does not intend to sell the securities prior to a recovery in their value nor is it likely that ChoiceOne would be forced to sell them. Equity securities included a Money Market Preferred auction rate security (MMP) with a fair value of $768,000 as of December 31, 2011. Auctions remain active for the MMP and interest payments have remained current.

ChoiceOne evaluates all securities on a quarterly basis for other than temporary impairment. Consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in fair value. No other than temporary impairments were recorded in 2011 and the impairment described in the previous paragraph was the only other than temporary impairment recorded in 2010.